SCHEDULE OF FINANCE INCOME / (FINANCE COSTS) (Details) - AUD ($)	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Finance Income
Interest income	$ 220,161	$ 36,256	$ 62,394
Total finance income	220,161	36,256	62,394
Lease interest	(29,515)	(15,215)	(16,338)
Total finance costs	$ (29,515)	$ (15,215)	$ (16,338)